RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Cash and cash equivalents	$ 109		$ 109
Interest rate	1.53%
Executed lines of credit to Company executives
Related Party Transaction [Line Items]
Outstanding balance	$ 809	$ 0	$ 809
Total lines of credit that can be drawn by executives	940
Loans to Company executives
Related Party Transaction [Line Items]
Outstanding balance	$ 353	$ 0